NYSE Euronext

Received SEC
APR 29 2010
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

10010352

CERTNYS
001-34725

April 29, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ANGLOGOLD ASHANTI LIMITED (Guarantor), ANGLOGOLD ASHANTI HOLDINGS PLC (Issuer), 5.375% Notes due April 15, 2020, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 28, 2010. Tentative listing date – April 30, 2010.

Sincerely,

[signature]